Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

10 Intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2017	41,603	2,580	1,828	46,011
Additions – separately acquired	397	7	37	441
Disposals	(249)	(67)	(62)	(378)
Exchange and other adjustments	1,162	116	108	1,386
At 31 December 2017	42,913	2,636	1,911	47,460
Additions – separately acquired	476	–	37	513
Transferred to assets held for sale (Note 18)	(2,486)	–	–	(2,486)
Disposals	(630)	–	(16)	(646)
Exchange and other adjustments	(1,137)	(110)	(93)	(1,340)
At 31 December 2018	39,136	2,526	1,839	43,501
Additions – separately acquired	1,835	99	67	2,001
Disposals	(35)	–	(151)	(186)
Exchange and other adjustments	(282)	24	26	(232)
At 31 December 2019	40,654	2,649	1,781	45,084
Amortisation and impairment losses
At 1 January 2017	15,095	1,836	1,494	18,425
Amortisation for year	1,627	118	84	1,829
Impairment	488	–	3	491
Disposals	(19)	–	(52)	(71)
Exchange and other adjustments	467	50	81	598
At 31 December 2017	17,658	2,004	1,610	21,272
Amortisation for year	2,016	69	80	2,165
Impairment	683	–	–	683
Transferred to assets held for sale (Note 18)	(1,504)	–	–	(1,504)
Disposals	(294)	–	(13)	(307)
Exchange and other adjustments	(652)	(38)	(77)	(767)
At 31 December 2018	17,907	2,035	1,600	21,542
Amortisation for year	1,808	52	68	1,928
Impairment	1,031	–	2	1,033
Disposals	(29)	–	(147)	(176)
Exchange and other adjustments	(112)	10	26	(76)
At 31 December 2019	20,605	2,097	1,549	24,251
Net book value
At 31 December 2017	25,255	632	301	26,188
At 31 December 2018	21,229	491	239	21,959
At 31 December 2019	20,049	552	232	20,833

Other intangibles consist mainly of research and device technologies.

Amortisation charges are recognised in profit as follows:

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2017
Cost of sales	149	–	–	149
Research and development expense	–	43	–	43
Selling, general and administrative costs	1,478	30	84	1,592
Other operating income and expense	–	45	–	45
Total	1,627	118	84	1,829
Year ended 31 December 2018
Cost of sales	187	–	–	187
Research and development expense	–	33	–	33
Selling, general and administrative costs	1,829	32	80	1,941
Other operating income and expense	–	4	–	4
Total	2,016	69	80	2,165
Year ended 31 December 2019
Cost of sales	87	–	–	87
Research and development expense	–	29	–	29
Selling, general and administrative costs	1,721	19	68	1,808
Other operating income and expense	–	4	–	4
Total	1,808	52	68	1,928

Impairment charges are recognised in profit as follows:

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2017
Research and development expense	101	–	–	101
Selling, general and administrative costs	387	–	3	390
Total	488	–	3	491
Year ended 31 December 2018
Research and development expense	539	–	–	539
Selling, general and administrative costs	144	–	–	144
Total	683	–	–	683
Year ended 31 December 2019
Research and development expense	609	–	–	609
Selling, general and administrative costs	425	–	2	427
Other operating income and expense	(3)	–	–	(3)
Total	1,031	–	2	1,033

Impairment charges and reversals

Intangible assets under development and not available for use are tested annually for impairment and other intangible assets are tested when there is an indication of impairment. If such indication exists, the recoverable amount of the assets is estimated in order to determine the extent of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the CGU to which it belongs. The Group considers that as the intangible assets are linked to individual products and that product cash flows are considered to be largely independent of other product cash flows, that this results in the CGU for intangibles being at the product level.

An asset’s recoverable amount is determined as the higher of an asset’s or CGU’s fair value less costs to sell or value in use, in both cases using discounted cash flow calculations where the products’ expected post-tax cash flows are risk-adjusted over their estimated remaining useful economic life. The projections are covered by internal budgets and forecasts. The risk-adjusted cash flows are discounted using AstraZeneca’s post-tax weighted average cost of capital (7% for 2019, 2018 and 2017). This has been assessed to be an appropriate rate for a market participant under the fair value less cost to sell model. There is no material difference in the approach taken to using pre-tax cashflows and a pre-tax rate compared to post-tax cashflows and a post-tax rate, as required by IAS 36. We also use 7% as the discount rate in determining the fair value less costs to sell.

The estimates used in calculating the recoverable amount are considered significant estimates, highly sensitive and depend on assumptions specific to the nature of the Group’s activities including:

>	outcome of R&D activities
>	probability of technical and regulatory success
>	market volume, share and pricing (to derive peak year sales)
>	amount and timing of projected future cash flows
>	sales erosion curves following patent expiry.

For assets held at fair value less costs to sell, we make appropriate adjustments to reflect market participant assessments.

In 2019, the Group recorded impairment charges of $425m in respect of launched products Bydureon  ($154m, revised carrying amount of $747m) under value in use model, Qtern  ($89m, revised carrying amount of $233m) under value in use model, Eklira/Tudorza  ($84m, revised carrying amount of $192m) under value in use model, FluMist  ($52m, revised carrying amount of $172m) under fair value less costs to sell (Level 3 in fair value hierarchy, the recoverable value of the assets is sensitive to patient demand and access, ultimately translating to sales from key markets such as the US and Europe) and $46m relating to other launched products. As these assets have been impaired in the current year, there is no headroom in the recoverable amount calculation and they are inherently sensitive to any variations in assumptions, which could give rise to future impairments. If revenue projections for Bydureon were to fall by 10% over the forecast period, this would result in a further impairment charge of $102m.

Impairment charges recorded against products in development related to Epanova ($533m) and other intangible assets ($76m)

In 2018, the Group recorded impairment charges of $144m in respect of launched products Eklira/Tudorza  ($114m, revised carrying value of $396m) and Movantik  ($30m, revised carrying value of $59m). Impairment charges recorded against products in development related to MEDI0680 ($470m) and other intangible assets ($95m).

In 2017, the Group recorded an impairment charge of $491m in respect of launched products Byetta  ($92m, revised carrying value of $407m), FluMist  ($121m, revised carrying value of $267m) and Movantik  ($174m, revised carrying value of $106m). Impairment charges recorded against products in development related to tralokinumab ($53m) and other intangible assets ($51m).

The impairments recorded on launched products were a consequence of revised market volume, share and price assumptions. Impairments recorded on products in development were a consequence of failed or poor performing trials, with the individual assets being fully impaired.

When launched products, such as the ones detailed above, are partially impaired, the carrying values of these assets in future periods are particularly sensitive to changes in forecast assumptions, including those assumptions set out above, as the asset is impaired down to its recoverable amount.

Assets that are particularly sensitive to variations in valuation assumptions include Ardea (carrying value of $1,172m). The Ardea valuation is particularly sensitive to variations in the probability of technical and regulatory success (PTRS) assumptions. Sensitivities performed at the year end on the Ardea asset included reducing the PTRS by five percentage points. Applying this sensitivity would result in an impairment charge against the Ardea intangible asset of approximately $70m.

The Group has performed an assessment on assets which have had impairments recorded in previous periods to determine if any reversals of impairments were required and no material reversals were identified.

Were the useful economic lives to be adjusted to reduce them all by one year the net book value would be reduced by $303m, if useful economic lives to be extended by one year the net book value would increase by $201m.

Significant assets

	Carrying value	Remaining amortisation
	$m	period
Intangible assets arising from the acquisition of Acerta Pharma	6,263	13 years
Intangible assets arising from the acquisition of ZS Pharma	2,794	13 years
Farxiga/Forxiga intangible assets acquired from BMS	980	7 years
Intangible assets arising from the acquisition of Ardea[1]	1,172	Not amortised
Intangible assets arising from the restructuring of a historical joint venture with MSD	928	2 to 11 years
RSV franchise assets arising from the acquisition of MedImmune	917	6 years
Bydureon intangible assets acquired from BMS	747	11 years
Intangible assets arising from the acquisition of Pearl Therapeutics	748	9 to 11 years
Other diabetes intangible assets acquired from BMS	507	3 to 6 years
Onglyza intangible assets acquired from BMS	566	4 years
Respiratory intangible assets acquired from Almirall and Actavis	706	7 to 19 years
Intangible assets acquired from Daiichi Sankyo[1]	1,709	Not amortised
Roxadustat intangible assets acquired from FibroGen[1]	340	Not amortised
[1]	Assets in development are not amortised but are tested annually for impairment.

In assessing whether the intangible assets and associated processes acquired from Daiichi Sankyo were a business, we determined that they were not at a stage of readiness to be able to obtain regulatory approval and manufacture and commercialise at scale, the transaction was treated as an asset acquisition.